Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease, weighted average remaining lease term	2 years 3 months 18 days	2 years 3 months 18 days	2 years 6 months
Lease, weighted average discount rate	4.80%	4.80%	4.90%
Operating lease cost	¥ 15,322	$ 2,099	¥ 15,244	¥ 16,777
Cost of short-term lease contracts	6,384	$ 875	5,379	5,062
Operating or finance leases capitalized	¥ 0		¥ 0	¥ 0